LIABILITY IN RESPECT OF CAPITAL LEASE	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt and Capital Leases Disclosures [Text Block]

Note 13: - Liability in respect of capital lease

The following are details of the future minimum lease commitments in respect of capital lease as of December 31, 2011:

	Minimum lease payments	Interest	Present value of minimum lease payment

First year	554	148	406
Second year until fifth year	2,247	327	1,920

Total	2,801	475	2,326